Income Taxes - Reconciliation of U.S. Federal Statutory Tax Rate to Income Tax (Benefit) Expense on (Loss) Income from Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. Federal statutory tax rate-expense (benefit)	35.00%	(35.00%)	(35.00%)
State and local taxes, net of U.S. Federal tax benefit	4.00%		1.00%
(Lower) higher taxes on foreign earnings	(9.00%)		(1.00%)
U.S. and foreign taxes on distributed and undistributed foreign earnings	1.00%
Goodwill and other intangible assets impairment charges providing no tax benefit	2.00%	3.00%	18.00%
U.S. Federal valuation allowance	89.00%	24.00%	50.00%
Other, net	3.00%	(2.00%)	(1.00%)
Effective tax rate-expense (benefit)	125.00%	(10.00%)	32.00%